Subsidiary guarantee information - Balance sheet related (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Assets
Cash and Cash Equivalents, at Carrying Value	SFr 112,513	SFr 118,164	SFr 109,815	SFr 110,332		SFr 121,161
Interest-bearing deposits with banks	1,022	730	726
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,617	121,170	115,346
Securities received as collateral	45,522	41,227	38,074
Trading assets	135,586	140,201	156,334
Investment securities	2,331	2,146	2,191
Other investments	5,626	5,487	5,964
Net loans	287,660	283,854	279,149
Premises and equipment	4,831	4,677	4,686
Goodwill	4,797	4,667	4,742
Other intangible assets	212	212	223
Brokerage receivables	45,132	52,739	46,968
Other assets	35,309	33,778	32,071
Total assets	798,158	809,052	796,289
Liabilities and equity
Due to banks	17,459	18,858	15,413
Customer deposits	367,408	368,382	361,162
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,886	27,579	26,496
Obligation to return securities received as collateral	45,522	41,227	38,074
Trading liabilities	42,776	44,755	39,119
Short-term borrowings	30,573	31,872	25,889
Long-term debt	165,961	166,166	173,032
Brokerage payables	34,450	37,838	43,303
Other liabilities	30,514	29,678	31,612
Total liabilities	754,549	766,355	754,100
Total shareholders' equity	43,470	42,540	41,902
Noncontrolling interests	139	157	287
Total equity	43,609	42,697	42,189	43,836	SFr 42,079	42,311
Total liabilities and equity	798,158	SFr 809,052	796,289
Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	611		(211)	(580)		(843)
Interest-bearing deposits with banks	(496)		(488)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	(201)		(440)
Investment securities	(19,902)		(15,610)
Other investments	(47,440)		(45,446)
Net loans	(5,518)		(4,088)
Premises and equipment	299		241
Goodwill	712		706
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	769		726
Total assets	(71,166)		(64,610)
Liabilities and equity
Due to banks	(1,270)		(753)
Customer deposits	(1,431)		(1,141)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(3)		(13)
Short-term borrowings	(497)		(489)
Long-term debt	(22,709)		(18,367)
Brokerage payables	0		0
Other liabilities	(313)		(584)
Total liabilities	(26,223)		(21,347)
Total shareholders' equity	(44,339)		(42,670)
Noncontrolling interests	(604)		(593)
Total equity	(44,943)		(43,263)
Total liabilities and equity	(71,166)		(64,610)
Group parent company
Assets
Cash and Cash Equivalents, at Carrying Value	266		516	746		938
Interest-bearing deposits with banks	501		493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	19,904		15,612
Other investments	47,512		45,517
Net loans	0		0
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	513		389
Total assets	68,696		62,527
Liabilities and equity
Due to banks	1,277		755
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Short-term borrowings	0		0
Long-term debt	23,560		19,357
Brokerage payables	0		0
Other liabilities	389		513
Total liabilities	25,226		20,625
Total shareholders' equity	43,470		41,902
Noncontrolling interests	0		0
Total equity	43,470		41,902
Total liabilities and equity	68,696		62,527
Bank
Assets
Cash and Cash Equivalents, at Carrying Value	111,636		109,510	110,166		121,066
Interest-bearing deposits with banks	1,017		721
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,617		115,346
Securities received as collateral	45,522		38,074
Trading assets	135,787		156,774
Investment securities	2,329		2,189
Other investments	5,554		5,893
Net loans	293,178		283,237
Premises and equipment	4,532		4,445
Goodwill	4,085		4,036
Other intangible assets	212		223
Brokerage receivables	45,132		46,968
Other assets	34,027		30,956
Total assets	800,628		798,372
Liabilities and equity
Due to banks	17,452		15,411
Customer deposits	368,839		362,303
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,886		26,496
Obligation to return securities received as collateral	45,522		38,074
Trading liabilities	42,779		39,132
Short-term borrowings	31,070		26,378
Long-term debt	165,110		172,042
Brokerage payables	34,450		43,303
Other liabilities	30,438		31,683
Total liabilities	755,546		754,822
Total shareholders' equity	44,339		42,670
Noncontrolling interests	743		880
Total equity	45,082		43,550	45,671		43,858
Total liabilities and equity	800,628		798,372
Bank | Credit Suisse (USA), Inc - Consolidated
Assets
Cash and Cash Equivalents, at Carrying Value	2,984		3,058	2,482		2,491
Interest-bearing deposits with banks	22		32
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,626		58,212
Securities received as collateral	4,496		5,422
Trading assets	24,408		24,602
Investment securities	265		245
Other investments	886		902
Net loans	12,497		12,456
Premises and equipment	1,047		1,001
Goodwill	733		722
Other intangible assets	189		195
Brokerage receivables	21,680		19,717
Other assets	10,709		11,217
Total assets	137,542		137,781
Liabilities and equity
Due to banks	99		270
Customer deposits	1		1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,831		15,352
Obligation to return securities received as collateral	4,496		5,422
Trading liabilities	9,740		6,549
Short-term borrowings	8,808		12,224
Long-term debt	54,159		50,396
Brokerage payables	18,468		21,585
Other liabilities	9,462		10,454
Total liabilities	122,064		122,253
Total shareholders' equity	15,381		15,409
Noncontrolling interests	97		119
Total equity	15,478		15,528
Total liabilities and equity	137,542		137,781
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	108,652		106,452	SFr 107,684		SFr 118,575
Interest-bearing deposits with banks	995		689
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	59,991		57,134
Securities received as collateral	41,026		32,652
Trading assets	111,379		132,172
Investment securities	2,064		1,944
Other investments	4,668		4,991
Net loans	280,681		270,781
Premises and equipment	3,485		3,444
Goodwill	3,352		3,314
Other intangible assets	23		28
Brokerage receivables	23,452		27,251
Other assets	23,318		19,739
Total assets	663,086		660,591
Liabilities and equity
Due to banks	17,353		15,141
Customer deposits	368,838		362,302
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	3,055		11,144
Obligation to return securities received as collateral	41,026		32,652
Trading liabilities	33,039		32,583
Short-term borrowings	22,262		14,154
Long-term debt	110,951		121,646
Brokerage payables	15,982		21,718
Other liabilities	20,976		21,229
Total liabilities	633,482		632,569
Total shareholders' equity	28,958		27,261
Noncontrolling interests	646		761
Total equity	29,604		28,022
Total liabilities and equity	SFr 663,086		SFr 660,591